Cover	May 25, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 25, 2023
Entity File Number	001-41126
Entity Registrant Name	Jupiter Wellness Acquisition Corp.
Entity Central Index Key	0001883799
Entity Tax Identification Number	87-2646504
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1061 E. Indiantown Road
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Jupiter
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33477
City Area Code	(561)
Local Phone Number	244-7100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	JWAC
Security Exchange Name	NASDAQ
Rights, each exchangeable into one-eighth of one share of Class A Common Stock
Title of 12(b) Security	Rights, each exchangeable into one-eighth of one share of Class A Common Stock
Trading Symbol	JWACR
Security Exchange Name	NASDAQ